Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income (Loss)
Net income for the year	$ 74,389	$ 44,466	$ 12,077
Foreign currency translation differences of foreign operations	23,423	(4,168)	(15,085)
Items that will never be reclassified to profit or loss
Defined benefit plan remeasurements, net of tax	(90)	(96)	(202)
Total comprehensive income (loss) for the year	$ 97,722	$ 40,202	$ (3,210)